Accumulated Other Comprehensive Income (Loss) (Other Comprehensive Income (Loss)) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Available-for-sale Securities, Pre-tax
Unrealized holding gains (losses) on securities arising during period	$ 4,896,332		$ (10,449,924)		$ 5,516,942
Reclassification adjustment for gains realized in income	(2,451,251)	[1]	(484,246)	[1]	(796,281)	[1]
Net unrealized gains (losses)	2,445,081		(10,934,170)		4,720,661
Available-for-sale Securities, Tax
Unrealized holding gains (losses) on available-for-sale securities during the period	(1,923,996)		4,179,970		(2,206,776)
Reclassification adjustment for gains included in net income	963,210	[1]	193,698	[1]	318,512	[1]
Net unrealized gains (losses) on available-for-sale securities	(960,786)		4,373,668		(1,888,264)
Available-for-sale Securities, After-tax
Unrealized holding gains (losses) on available-for-sale securities during the period	2,972,336		(6,269,954)		3,310,166
Reclassification adjustment for gains included in net income	(1,488,041)	[1]	(290,548)	[1]	(477,769)	[1]
Net change in securities available-for-sale	1,484,295		(6,560,502)		2,832,397
Amortization of unrealized gains on securities transfered to held to maturity pretax	559,512		47,242		0
Amortization unrealized gain transfer of securities to held to maturity Tax	(307,942)		(18,897)
Amortization of unrealized gains losses transfer held to maturity securities before tax	251,570		28,345
Net unrealized gains on transfers to held to maturity pretax	559,512		47,242		0
Other Comprehensive Income (Loss), NET Gain loss, Transfers from Available-for-Sale Securities to Held-to-maturity Securities, Tax	(307,942)		(18,897)		0
Other Comprehensive Income (Loss), Transfers from Held-to-maturity to Available-for-Sale Securities, Net of Tax	251,570		28,345		0
Postretirement Benefit Obligation, Before-tax
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments and Tax	(663,361)		477,597		114,262
Other Comprehensive Income (Loss), Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service (Cost) Credit, Net of Tax	2,048,485		320,629		219,797
Net unrecognized postretirement benefit obligation	1,385,124		798,226		334,059
Postretirement Benefit Obligation, Tax
Net pension gain arising during period	250,419		(191,038)		(45,705)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Tax	(831,658)		(128,252)		(87,919)
Net unrecognized postretirement benefit obligation	(581,239)		(319,290)		(133,624)
Postretirement Benefit Obligation, After-tax
Net pension gain arising during period	(412,942)		286,559		68,557
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Net of Tax	1,216,827		192,377		131,878
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	803,885		478,936		200,435
Other comprehensive Income, Pre-tax
Other comprehensive loss	4,389,717		(10,088,702)		5,054,720
Other comprehensive Income, Tax
Other comprehensive loss	(1,849,967)		4,035,481		(2,021,888)
Other comprehensive income (loss), After-tax
Other comprehensive (loss) income, net of tax	$ 2,539,750		$ (6,053,221)		$ 3,032,832

[1]	Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net gains (losses) on sales of securities on the consolidated statement of income.